S000001266 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
U.S. GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Average Annual Return, Percent	4.02%	2.99%	1.93%